SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION
Schedule of Assumptions used to estimate the fair values of the share options granted

Grant date
Risk-free interest rate (1)	2.50-3.00%
Volatility (2)	45%-46%
Expected term (in years) (3)	10
Exercise price (4)	$0.01
Dividend yield (5)	—
Fair value of underlying ordinary share (6)	$2.12-$3.36

(1)Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of treasury bonds of the United States with a maturity period close to the expected life of the options, and the country risk spread between China and United States was considered.

(2)Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the expected term of the options.

(3)Expected term

For the options granted to employees, the Group estimated the expected term based on the vesting and contractual terms and employee demographics. For the options granted to non-employees, the Group estimated the expected term as the original contractual term.

(4)Exercise price

The exercise price of the options was determined by the Group’s board of directors.

(5)Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(6)Fair value of underlying ordinary shares

Kaixin Auto
SHARE-BASED COMPENSATION
Summary of share options activities

Weighted
			average	Weighted
		Weighted	grant day	Average
		Average	Fair	Remaining	Aggregate
Options Granted to Employees	Number of	Exercise	Value per	Contractual	Intrinsic
and Directors	Shares	Price	shares	Years	value
Outstanding as of December 31, 2022	21,673	0.30	3.17	6.34	0.58
Forfeited	—	—	—	—	—
Granted	—	—	—	—	—
Exercised	—	—	—	—	—
Outstanding as of December 31, 2023	21,673	0.02	3.17	6.34	0.58
Expected to vest as of December 31, 2023	—	—	—	—	—
Exercisable as of December 31, 2023	21,673	0.02	3.17	6.34	0.58

Schedule of Total share-based compensation expense of share-based awards granted to employees and directors

	For the years ended December 31,
	2023	2022	2021
Selling and marketing	$—	$239	$264
Research and development	—	44	55
General and administrative	11,968	39,027	41,270
Total share-based compensation expense	$11,968	$39,310	$41,589

Kaixin Auto | Restricted Stock
SHARE-BASED COMPENSATION
Summary of share options activities

		Weighted average fair value
	Number of nonvested	per ordinary share
	restricted shares	at the grant dates
Unvested as of December 31, 2022	$335,356	$20.01
Forfeited	—	$—
Granted	2,633,333	$3.87
Vested	(2,777,393)	$4.76
Unvested as of December 31, 2023	$191,296	$23.29